Leases (Details) - Schedule of lease payment maturities to the lease liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of lease payment maturities to the lease liabilities [Abstract]
Remainder of 2022	$ 1,387
2023	1,905
2024	810
2025	834
2026	144
Total	5,080
Less: amount of lease payments representing interest	(210)
Less: tenant improvement allowance yet to be received	(775)
Present value of future minimum lease payments	4,095	$ 5,542
Less: current operating lease liabilities (included in other current liabilities)	(985)
Long-term operating lease liabilities (including in other long-term liabilities)	$ 3,110